Organization and Business Operations (Details) - USD ($)						3 Months Ended	12 Months Ended
	Oct. 19, 2023	Oct. 13, 2023	Oct. 11, 2023	Oct. 04, 2023	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization and Business Operations (Details) [Line Items]
Ordinary shares, par value						$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued (in Shares)						16,022,566	15,344,864	6,221,992
Capital contribution (in Dollars)		$ 650,000
Common stock outstanding percentage	10.30%				10.00%	10.30%	10.30%
Exercise price					$ 0.01		$ 0.01
Exercise price					$ 0.01
Purchase of additional warrant to arosa (in Dollars)	$ 2,194,453
Polar Multi-Strategy Master Fund [Member]
Organization and Business Operations (Details) [Line Items]
Common stock shares issued (in Shares)				0.9
Capital contribution (in Dollars)				$ 650,000
PIPE Subscription Agreement [Member]
Organization and Business Operations (Details) [Line Items]
Aggregate purchase price (in Dollars)	$ 500,000		$ 3,500,000			$ 3,000,000	$ 3,000,000
Purchase of shares (in Shares)	50,000
Price per share	$ 10					$ 10	$ 10
Class A Ordinary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Ordinary shares, par value						$ 0.0001	0.0001
Common stock shares issued (in Shares)				0.9
Common Stock [Member]
Organization and Business Operations (Details) [Line Items]
Ordinary shares, par value							$ 0.0001	$ 0.0001
Common stock shares issued (in Shares)							15,344,864
Price of Common stock	$ 12
Common Stock [Member] | Polar Multi-Strategy Master Fund [Member]
Organization and Business Operations (Details) [Line Items]
Common stock shares issued (in Shares)						585,000	585,000
Common Stock [Member]
Organization and Business Operations (Details) [Line Items]
Ordinary shares, par value						$ 0.0001	$ 0.0001
Common stock shares issued (in Shares)	2,194,453					16,022,566	15,344,864
Purchase of shares (in Shares)							1,091,574
Forecast [Member]
Organization and Business Operations (Details) [Line Items]
Warrant exercise price per share						$ 0.01